UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

MIG Core ETF

Ticker: MIGO

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2026

This semi-annual shareholder report contains important information about the MIG Core ETF (the "Fund") for the period from February 20, 2026 (commencement of operations) to May 31, 2026.  You can find additional information about the Fund at https://www.migcapitaletf.com. You can also request this information by contacting us at 844-485-5383.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
MIG Core ETF	$14	0.45%
Footnote	Description
Footnote*	Costs shown not annualized. The Fund commenced operations on February 20, 2026. If the Fund had been in operation for the complete semi-annual period, the costs shown would have been higher.
Footnote†	Annualized.

Key Fund Statistics as of May 31, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$758,345,153	49	$731,721	0%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Industrials	2.3%
Materials	2.5%
Consumer Staples	2.6%
Consumer Discretionary	2.9%
Financials	4.2%
Communication Services	6.9%
Health Care	7.5%
Information Technology	33.3%
Exchange-Traded Funds	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Vanguard S&P 500 ETF	17.8%
Invesco QQQ Trust, Series 1	5.1%
Broadcom	4.7%
VanEck Semiconductor ETF	4.1%
Microsoft	3.1%
Alphabet, Cl C	3.0%
Amazon.com	2.9%
DexCom	2.9%
State Street SPDR NYSE Technology ETF	2.9%
Micron Technology	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten holdings.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  844-485-5383

  https://www.migcapitaletf.com

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 844-485-5383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

MIGO-SAR-2026

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

MIG Core ETF (MIGO)

Semi-Annual Financials and Other Information

May 31, 2026

(Unaudited)

MIG Core ETF

Table of Contents

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit: • 844-485-5383 • https://www.migcapitaletf.com

MIG Core ETF

Schedule of Investments

May 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 62.2%
Communication Services — 6.9%
Alphabet, Cl C	60,869	$22,912,918
Meta Platforms, Cl A	32,497	20,554,677
Reddit, Cl A*	36,804	6,477,504
Spotify Technology*	5,224	2,599,880
		52,544,979

Consumer Discretionary — 2.9%
Amazon.com*	82,572	22,347,286

Consumer Staples — 2.6%
Celsius Holdings*	591,083	19,665,332

Financials — 4.2%
Ares Management, Cl A	55,066	7,075,981
Blackstone	56,686	6,630,562
Credit Acceptance*	31,248	17,925,103
		31,631,646

Health Care — 7.5%
DexCom*	301,768	22,252,372
Eli Lilly	10,872	12,013,560
GMR Solutions, Cl A*	575,000	7,187,500
Sotera Health*	988,508	15,460,265
		56,913,697

Industrials — 2.3%
Advanced Drainage Systems	105,901	14,737,183
Regal Rexnord	13,157	2,654,556
		17,391,739

Information Technology — 33.3%
Amphenol, Cl A	36,733	5,464,401
Applied Materials	20,359	9,162,772
Broadcom	80,320	35,884,566
Ciena*	13,886	8,057,074
Coherent*	29,394	10,625,049
Datadog, Cl A*	36,743	9,088,381
Everpure, Cl A*	79,630	6,331,382
KLA	4,445	8,542,001
Lam Research	37,795	12,025,613
Micron Technology	22,197	21,553,287
Microsoft	52,335	23,563,310
Description	Shares	Fair Value
Information Technology — continued
MongoDB, Cl A*	17,964	$6,027,820
NVIDIA	22,159	4,678,651
Palo Alto Networks*	28,726	8,091,827
PTC*	19,888	2,759,062
Rubrik, Cl A*	75,882	5,966,602
Seagate Technology Holdings	16,519	14,533,416
Shopify, Cl A*	44,349	5,264,670
Snowflake, Cl A*	15,558	3,975,847
Synopsys*	7,710	3,667,030
Taiwan Semiconductor Manufacturing ADR	50,471	21,119,590
TD SYNNEX	27,595	7,210,022
Western Digital	26,953	14,317,703
Zscaler*	29,464	4,117,005
		252,027,081

Materials — 2.5%
Ecolab	11,075	2,835,200
Knife River*	206,575	16,218,203
		19,053,403

Total Common Stock (Cost $263,488,732)		471,575,163

EXCHANGE-TRADED FUNDS — 37.7%

Domestic Equity — 37.7%
Amplify Cybersecurity ETF	137,914	13,701,756
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	53,786	10,384,463
Invesco PHLX Semiconductor ETF	136,248	13,765,135
Invesco QQQ Trust, Series 1	52,097	38,463,736
iShares Expanded Tech Sector ETF	128,541	21,318,525
State Street SPDR NYSE Technology ETF	59,329	21,985,548
VanEck Semiconductor ETF	52,336	31,345,600
Vanguard S&P 500 ETF	194,225	135,081,545
		286,046,308

Total Exchange-Traded Funds (Cost $232,000,118)		286,046,308

Total Investments — 99.9% (Cost $495,488,850)		$757,621,471

Percentages are based on net assets of $758,345,153.

††           Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*        Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MIG Core ETF

Schedule of Investments

May 31, 2026 (Unaudited) (Concluded)

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

NASDAQ — National Association of Securities Dealers Automated Quotations

NYSE — New York Stock Exchange

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

As of May 31, 2026, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

MIG Core ETF

Statement of Assets and Liabilities

May 31, 2026 (Unaudited)

Assets:
Investments, at Cost	$495,488,850
Investments, at Fair Value	$757,621,471
Cash and Cash Equivalents	907,025
Dividends Receivable	87,447
Total Assets	758,615,943

Liabilities:
Advisory Fees Payable	270,790
Total Liabilities	270,790

Net Assets	$758,345,153

Net Assets Consist of:
Paid-in Capital	$466,025,285
Total Distributable Earnings (Accumulated Losses)	292,319,868
Net Assets	$758,345,153

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	25,493,470
Net Asset Value, Offering and Redemption Price Per Share	$29.75

The accompanying notes are an integral part of the financial statements.

MIG Core ETF

Statement of Operations

For the Period Ended May 31, 2026† (Unaudited)

Investment Income:
Dividend Income	$680,604
Interest Income	3,187
Less: Foreign Taxes Withheld	(9,952)
Total Investment Income	673,839

Expenses:
Advisory Fees	731,721
Total Expenses	731,721
Net Investment Income (Loss)	(57,882)

Net Realized Gain (Loss) on:
Investments(1)	30,245,129
Net Realized Gain (Loss)	30,245,129

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	87,375,135
Net Change in Unrealized Appreciation (Depreciation)	87,375,135

Net Realized and Unrealized Gain (Loss)	117,620,264

Net Increase (Decrease) in Net Assets Resulting from Operations	$117,562,382

†            Commenced operations on February 20, 2026.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

MIG Core ETF

Statement of Changes in Net Assets

Period Ended May 31, 2026† (Unaudited)
Operations:
Net Investment Income (Loss)	$(57,882)
Net Realized Gain (Loss)(1)	30,245,129
Net Change in Unrealized Appreciation (Depreciation)	87,375,135
Net Increase (Decrease) in Net Assets Resulting from Operations	117,562,382

Capital Share Transactions:
Issued	144,852,492
Issuances in Connection with In-Kind Contribution (See Note 1)	536,336,760
Redeemed	(40,406,481)
Increase (Decrease) in Net Assets from Capital Share Transactions	640,782,771

Total Increase (Decrease) in Net Assets	758,345,153

Net Assets:
Beginning of Period	—
End of Period	$758,345,153

Share Transactions:
Issued	5,620,000
Issuances in Connection with In-Kind Contribution (See Note 1)	21,453,470
Redeemed	(1,580,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	25,493,470

†        Commenced operations on February 20, 2026.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

MIG Core ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period Ended May 31, 2026† (Unaudited)
Net Asset Value, beginning of period	$25.00
Investment Activities
Net investment income (loss)*	—
Net realized and unrealized gain (loss)	4.75
Total from investment activities	4.75

Net Asset Value, end of period	$29.75

Net Asset Value, Total Return (%)(1)	19.00
Ratios to Average Net Assets
Expenses (%)	0.45	(2)
Net investment income (loss) (%)	(0.04	)(2)

Supplemental Data
Net Assets end of period (000)	$758,345
Portfolio turnover rate (%)(3)	—

†         Commenced operations on February 20, 2026.

*         Per share data calculated using average shares method.

(1)         Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)         Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

Amounts designated as “—” are 0 or have been rounded to 0.

The accompanying notes are an integral part of the financial statements.

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of MIG Core ETF (the “Fund”). The Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, the Fund uses an active investment strategy in seeking to meet its investment objective, which is to provide long-term capital appreciation.

In connection with the Fund’s launch, a contribution of securities was made by a certain investor (the “Initial Investor”) to the newly formed Fund. The Initial Investor transferred a pool of diversified securities (“Contributed Assets”) to the Fund in exchange for Fund shares with a net asset value (“NAV”) equal to the market value of the Contributed Assets on the day of the contribution (the “Contribution”). The Initial Investor’s basis in the ETF shares received with respect to the Contribution is equal to the Initial Investor’s basis in the Contributed Assets. On February 20, 2026 (“Contribution Date”), the Initial Investor completed a tax-free contribution under Section 351(a) of the Internal Revenue Code of 1986, as amended. The Initial Investor contributed a total market value on the Contribution Date, which was comprised of a contributed cost basis of assets and unrealized appreciation. The Contribution resulted in the issuance of shares to the Initial Investor, as follows:

Number of Shares	Total Market Value/Total Assets	Cost	Unrealized Appreciation
21,453,470	$536,336,760	$361,579,274	$174,757,486

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on February 20, 2026.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their NAV. The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units”. Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed the Fund in the Trust, evaluated its business activities and determined that the Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the Fund’s operations to achieve the investment objective, as detailed in its prospectus, through the execution of the Fund’s investment strategies. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended May 31, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities, if any. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, overseeing the Sub-Adviser (as defined below), trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.45% of average daily net assets of the Fund.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

MIG Capital, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Fund’s sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Fund and continuously reviews and administers the investment program of the Fund, subject to the supervision of the Adviser and the oversight of the Board.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the period ended May 31, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the period ended May 31, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$403,584,125	$2,006,431

For the period ended May 31, 2026, there were no purchases or sales of long-term U.S. Government securities by the Fund.

For the period ended May 31, 2026, the in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Realized Gain (Loss)
$104,803,357	$41,137,330	$31,692,406

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at May 31, 2026, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$495,488,850	$266,766,022	$(4,633,401)	$262,132,621

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (concluded)

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. However, participants are not obligated to make a market in the Fund’s shares or submit purchase and redemption orders for creation units. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting and the bid/ask spread on the Fund’s shares may widen.

Exchange-Traded Funds Risk. The Fund may invest in shares of ETFs, which subjects it to the risk of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

Market Risk. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Sector Focus Risk. While the Fund’s sector exposure is expected to vary over time, the Fund may invest a significant portion of its assets in one or more sectors from time to time. When the Fund has significant exposure to a particular sector, it will be more susceptible to the risks affecting that sector.

Information Technology Sector Risk. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the application software industry, in particular, may also be negatively affected by the risk that subscription renewal rates for their products and services decline or fluctuate, leading to declining revenues. Companies in the systems software industry may be adversely affected by, among other things, actual or perceived security vulnerabilities in their products and services, which may result in individual or class action lawsuits, state or federal enforcement actions and other remediation costs. Companies in the computer software industry may also be affected by the availability and price of computer software technology components.

Non-Diversification Risk. The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on a Fund’s performance.

MIG Core ETF

Notes to Financial Statements

May 31, 2026 (Unaudited) (Concluded)

7. OTHER

At May 31, 2026, the records of the Trust reflected that shares outstanding were held by three Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

MIG Core ETF

Other Information (Form N-CSRS Items 8-11) (Unaudited)

May 31, 2026

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At a meeting held on December 9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered the initial approval of (1) the investment advisory agreement between the Trust and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Advisory Agreement”) and (2) the sub-advisory agreement between ETC and MIG Capital, LLC (“MIG Capital”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), with respect to the MIG Core ETF (“MIGO” or the “Fund”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and ETC and MIG Capital are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act requires the Fund to disclose in its Form N-CSR the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and MIG Capital and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, the Board was provided with an overview of ETC’s and MIG Capital’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and MIG Capital. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve Agreements, the Board took into account the materials provided for the Meeting, the presentation and extensive discussion during the Meeting and had a detailed discussion with the independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by ETC and MIG Capital; (ii) ETC and MIG Capital’s expected costs and the profits to be realized from providing such services, including any fall-out benefits to be enjoyed by ETC, MIG Capital or their affiliates; (iii) comparative fee and expense data; (iv) the extent to which the advisory fee for MIGO reflects economies of scale to be shared with shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. The Independent Trustees reviewed materials provided by ETC and MIG Capital at this Meeting related to the Agreements with respect to MIGO and information provided by ETC in the ordinary course of business throughout the year, including: a description of the manner in which investment decisions are to be made and executed; an overview of the personnel that would perform services for MIGO and their background and experience; a review of the financial condition of ETC and MIGO Capital; information regarding

MIG Core ETF

Other Information (Form N-CSRS Items 8-11) (Unaudited)

May 31, 2026 (Continued)

risk management processes and liquidity management; the respective compliance policies and procedures of ETC and MIG Capital; and an independent report prepared by ISS analyzing the estimated fees and expenses of MIGO as compared to those of a peer group of other registered investment companies with similar investment strategies as selected by ISS.

With respect to the nature, extent, and quality of the services to be provided to MIGO, the Board considered ETC’s and MIG Capital’s specific responsibilities in all aspects of the day-to-day management of MIGO. The Board noted that ETC’s responsibilities would include, among other things, implementing and maintaining MIGO’s portfolio consistent with the strategies described in MIGO’s prospectus, trading portfolio securities and other investment instruments on behalf of MIGO, selecting broker-dealers to execute purchase and sale transactions, determining the cash amount for creation units of the Fund, executing portfolio securities trades for purchases and redemptions of Fund shares, overseeing general portfolio compliance with relevant law, monitoring compliance with various policies and procedures and applicable securities regulations, quarterly reporting to the Board, and implementing Board directives as they relate to MIGO. The Board observed that MIG Capital would make security selection decisions for the Fund and would review, supervise, and administer the Fund’s investment program. The Board noted that it had been provided with ETC and MIG Capital’s registration forms on Form ADV and ETC and MIG Capital’s responses to a detailed series of questions, which included a description of ETC and MIG Capital’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to ETC’s information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel and MIG Capital’s portfolio manager, the quality of ETC and MIG Capital’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board requested additional time to review MIG Capital’s compliance policies and procedures and approved the compliance policies and procedures of MIG Capital at a special meeting on January 22, 2026. The Board considered ETC’s experience working with ETFs including other series of the Trust and other ETFs outside of the Trust. The Board noted that it would be the first time for MIG Capital providing sub-advisory services to an ETF.

The Board also considered services to be provided to MIGO by ETC, either directly or through its subsidiary ETC Platform Services, LLC, such as arranging for service providers and other non-distribution related services necessary for MIGO to operate; providing office facilities and equipment; and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to MIGO’s business activities; oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for MIGO’s shares; marketing consulting services, and providing its officers and employees to serve as officers or Trustees of the Trust. The Independent Trustees also considered the significant risks assumed by ETC in connection with the services provided to MIGO, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to MIGO by ETC and MIG Capital.

Performance. Because MIGO is new and has not commenced operations, the Board noted that there were no historical performance records to consider. The Board considered backtested performance data of the MIG Master Fund, noting that it had a different strategy than the Fund’s proposed strategy.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee to be paid to ETC and MIG Capital for their respective services to MIGO under the Agreements. The Board reviewed the report provided by ISS, an independent third party, comparing MIGO’s advisory fee to those paid by a group of peer funds. The Board found that MIGO’s proposed fee was lower than the median management fee of the peer group and equal to the median net total expense ratio of the peer group. The Board considered that ISS’s selection criteria reflects that the Fund is compared against other actively-managed ETFs focusing on consumer-facing industries or companies doing business with them. The Board also considered that it was anticipated that a fee waiver would be implemented

MIG Core ETF

Other Information (Form N-CSRS Items 8-11) (Unaudited)

May 31, 2026 (Concluded)

for the Fund after launch of MIGO. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that MIGO would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest.

The Board considered that the sub-advisory fees are paid by ETC, not the Fund, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and MIG Capital. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and MIG Capital given the work performed by each firm. The Board noted that ETC will be responsible for compensating MIGO’s other service providers and paying MIGO’s other expenses out of its own fee and resources and is ultimately responsible for ensuring the obligation is satisfied. The Board considered the costs and expenses to be incurred by ETC and MIG Capital in providing advisory services, evaluated the compensation and benefits to be received by ETC and MIG Capital from their relationship with MIGO, and reviewed a profitability analysis from ETC and MIG Capital with respect to MIGO. The Board considered the risks borne by ETC and MIG Capital associated with providing services to MIGO, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of MIGO. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services to be rendered.

Economies of Scale. The Board considered that economies of scale may be realized for the benefit of MIGO as assets grow in size, noting however that for the initial term of the Agreements with respect to MIGO that the Fund was not likely to realize economies of scale and accordingly economies of scale would not be a relevant consideration at this time, however, the Board considered that it would have an opportunity to evaluate the extent to which economies of scale are being shared when it next considers the renewal of the Agreements.

Conclusion. The Board, having requested and received such information from ETC and MIG Capital as it believed reasonably necessary to evaluate the terms of the Agreements and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, the Board, including the Independent Trustees, determined that each of the Agreements, including the compensation payable thereunder, was fair and reasonable to MIGO. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreements was in the best interests of MIGO and its shareholders. No single factor was determinative of the Board’s decision to approve the Agreements on behalf of MIGO; rather, the Board based its determination on the total mix of information available to it. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit: • 844-485-5383 • https://www.migcapitaletf.com

MIG-SA-001-0100

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard Malinowski
Richard Malinowski
Principal Executive Officer

Date: July 29, 2026

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: July 29, 2026